OTHER NON-FINANCIAL ASSETS AND NON-FINANCIAL LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Current non-financial assets
Total	$ 212,816	$ 261,092
Non-current non-financial assets
Non-current contractual rights	443,114	0
Other non-current non-financial assets	655,854	85,036
Total	257,498	16,747
Current non-financial liabilities
Other Current non-financial liabilities	73,643	165,589
Total	708,470	348,905
Non-current non-financial liabilities
Other non-current non-financial liabilities	30,288	37,012
Total	6,939,288	5,721,712
Financial Assets and Liabilities [Member]
Current non-financial assets
Roads to amortize, current	45,730	64,020
Prepayment to amortize (insurance and others)	33,025	36,800
Recoverable taxes (related to purchases)	129,761	146,774
Other current non-financial assets	4,300	13,498
Total	212,816	261,092
Non-current non-financial assets
Roads to amortize, non-current	95,450	56,499
Guarantee values	19,431	2,676
Recoverable taxes	61,041	6,486
Other non-current non-financial assets	36,818	19,375
Total	655,854	85,036
Current non-financial liabilities
Provision of minimum dividend	10,496	114,359
ICMS, PIS-COFINS and other tax payables - Brazil	30,553	21,925
Other tax payable	25,267	23,093
Other Current non-financial liabilities	7,327	6,212
Total	73,643	165,589
Non-current non-financial liabilities
ICMS and other tax payable - Brazil	29,507	35,630
Other non-current non-financial liabilities	781	1,382
Total	$ 30,288	$ 37,012